Financial investments (Tables)	9 Months Ended
Sep. 30, 2020
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of September 30, 2020 and December 31, 2019 is as follows:

	Balance as of September 30, 2020	Balance as of December 31, 2019
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	12,896	9,874
Fair Value through Profit and Loss (Investment in Rioglass)	2,617	7,000
Derivative assets (Note 9)	1,493	3,182
Other receivable accounts at amortized cost	49,869	71,531
Total non-current financial investments	66,875	91,587
Contracted concessional financial assets	175,042	160,624
Derivative assets (Note 9)	888	2,048
Other receivable accounts at amortized cost	19,619	55,905
Total current financial investments	195,549	218,577